Consolidated Statements Of Financial Position $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
ASSETS
Cash and due from financial institutions	₩ 32,063,421		$ 25,443,525	₩ 31,009,374
Financial assets at fair value through profit or loss	64,935,344		51,528,626	66,005,815
Derivative financial assets	9,446,134		7,495,861	3,721,370
Loans measured at amortized cost	436,530,502		346,403,293	417,900,273
Financial investments	116,588,575		92,517,398	104,847,871
Investments in associates and joint ventures	682,670	[1]	541,724	448,718	[1]
Property and equipment	4,991,467		3,960,916	5,239,898
Investment property	3,148,340		2,498,326	2,514,944
Intangible assets	3,200,399		2,539,636	3,266,357
Net defined benefit assets	478,934		380,052	100,083
Current income tax assets	204,690		162,429	98,798
Deferred income tax assets	251,085		199,245	159,093
Assets held for sale	211,758		168,038	237,318
Assets of a disposal group held for sale	0		0	171,749
Other assets	28,437,529		22,566,244	28,174,173
Total assets	701,170,848	[2]	556,405,314	663,895,834	[2]
LIABILITIES
Financial liabilities at fair value through profit or loss	12,271,604		9,737,977	12,088,980
Derivative financial liabilities	9,506,709		7,543,929	3,682,258
Deposits	388,888,452		308,597,543	372,023,918
Borrowings	71,717,366		56,910,414	56,912,374
Debentures	68,698,203		54,514,596	67,430,188
Provisions	968,819		768,794	808,604
Net defined benefit liabilities	85,745		68,042	225,521
Current income tax liabilities	997,675		791,692	662,672
Deferred income tax liabilities	22,693		18,008	1,470,981
Insurance liabilities	58,230,303		46,207,925	57,165,936
Other liabilities	40,140,365		31,852,882	43,130,482
Total liabilities	651,527,934	[2]	517,011,803	615,601,914	[2]
TOTAL EQUITY
Share capital	2,090,558		1,658,936	2,090,558
Hybrid securities	4,434,251		3,518,744	2,838,221
Capital surplus	16,940,731		13,443,104	16,940,231
Accumulated other comprehensive income	(2,713,053)		(2,152,909)	1,047,274
Accumulated other comprehensive income relating to assets of a disposal group held for sale	0		0	7,671
Retained earnings	28,446,513		22,573,373	25,672,815
Treasury shares	(836,188)		(663,546)	(1,136,188)
Equity attributable to shareholders of the Parent Company	48,362,812		38,377,702	47,460,582
Non-controlling interests	1,280,102		1,015,809	833,338
Total equity	49,642,914		39,393,510	48,293,920
Total liabilities and equity	₩ 701,170,848		$ 556,405,314	₩ 663,895,834

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million for the years ended December 31, 2021 and 2022, respectively.
[2]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.